John Hancock

200 Berkeley St.

Boston, Massachusetts 02116

(617) 572-0320

Fax: (617) 572-9161

E-mail: pminella@jhancock.com

Paula J. Minella

Assistant Vice President and Senior Counsel

US Insurance Law

February 14, 2020

via EDGAR

Sonny Oh, Esq.

Division of Investment Management

Office of Insurance Products

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4644

Re:	John Hancock Life Insurance Company (U.S.A.)

Separate Account A - File No. 811-4834

Initial Form N-6 Registration Statement under the 1933 Act

Commissioners:

Conveyed herewith via EDGAR for filing under the Securities Act of 1933 (“1933 Act”), pursuant to Rule 101(a)(i) of Regulation S-T, is the initial Form N-6 registration statement for the Separate Account A (“Registrant”) relating to the Accumulation Survivorship Variable Universal Life 2020 (“ASVUL 20”) insurance policies and the Majestic Survivorship Variable Universal Life 2020 (“MSVUL 20”) insurance policies to be offered by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA” or the “Depositor”).

The purpose of this filing is to add the ASVUL 20 and MSVUL 20 prospectuses to the Registrant’s filing under the Investment Company Act of 1940 and to obtain separate 1933 Act file number for the separate account interests offered through each prospectus.

Background of Enclosed Filings

ASVUL 20

The ASVUL 20 policy and prospectus is similar to the Accumulation Variable Universal Life 2019 (“AVUL 19”) policy and prospectus recently launched by John Hancock USA. The separate account interests under the AVUL 2019 policy were registered by John Hancock USA Separate Account A, under File Nos. 811-4834 and 333-233647, and the registration was declared effective on December 16, 2019. The principal differences between AVUL 19 and ASVUL 20 are:

(i)	The ASVUL 20 is a Survivorship policy where AVUL 19 is an individual policy. Prospectus disclosure has been modified, as necessary, to reflect that this aspect of the policy.

(ii)	Some of the rates are different.

(iii)

The supplementary benefit riders available under the ASVUL 20 differ in that it does not offer the Accelerated Benefit, Critical Illness, Disability Payment of Specified Premium, or Long-Term Care Riders. At the same time, ASVUL 20 does offer some riders that are not available in AVUL 19, such as the Policy Split Option and the Four-Year Term Riders.

(iv)	ASVUL 20 offers only the Cash Value Accumulation Test (“CVAT”) where AVUL 19 offered both CVAT and the Guideline Premium Test.

MSVUL 20

The MSVUL 20 policy and prospectus are substantially similar to the MAVUL 19 policy and prospectus, recently issued by John Hancock USA. The separate account interests under the MAVUL 19 policy were registered by John Hancock USA Separate Account A, under File Nos. 811-4834 and 333-233648, the registration was declared effective on December 16, 2019. The principal differences between MAVUL 19 and MSVUL 20 are:

(i)	The MSVUL 20 is a Survivorship policy where MAVUL 19 is an individual policy. Prospectus disclosure has been modified, as necessary, to reflect that this aspect of the policy.

(ii)	Some of the rates are different.

(iii)

The supplementary benefit riders available under the MSVUL 20 differ in that it does not offer the Accelerated Benefit, Critical Illness, Disability Payment of Specified Premium, or Long-Term Care Riders. At the same time, MSVUL 20 does offer some riders that are not available in MAVUL 19, such as the Policy Split Option and the Four-Year Term Riders.

(iv)	MSVUL 20 offers only the Cash Value Accumulation Test (“CVAT”) where AVUL 19 offered both CVAT and the Guideline Premium Test.

ASVUL 20 and MSVUL 20

Lastly, MSVUL 20 and ASVUL 20 are substantially similar with the following difference:

(i)	MSVUL 20 offers four additional variable investment accounts managed by M Financial Investment Advisers.

Matters to be Completed by Pre-Effective Amendment

Registrant will file a pre-effective amendments to respond to comments of the Commission staff and otherwise complete the enclosed filing prior to effectiveness, including adding the required exhibits and consents, updating the table of investment accounts available under the policy, updating the fee table and related footnotes for the fees and expenses of the investment accounts, adding the audited fiscal year end 2019 financial statements for the Registrant and the Depositor and updating the references to these financial statements in the registration statement. Registrant would appreciate receiving any comments the Commission staff may have prior to that time pertaining to the enclosed registration statement.

Request for Selective Review

In view of the similarities between the enclosed ASVUL 20 and MSVUL 20 to the AVUL 19 and the MAVUL 19 prospectuses, we hereby request, on behalf of Registrant and the Depositor, that the staff accord the enclosed registration statement expedited selective review.

Request for Acceleration

An oral request for acceleration of the enclosed filing may be made. The Registrant and its Principal Underwriter have authorized us to hereby state to the Commission on their behalf that they are aware of their obligations under the Securities Act of 1933.

Registrant does, hereby acknowledge and agree, that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct all questions to the undersigned at (617) 572-0320.

Thank you.

Sincerely,

/s/ Paula J. Minella

Enclosure